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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended: September 30, 2001
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ] is a restatement.
                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                   Lipper Holdings, LLC
      Address:                101 Park Avenue, 6th Floor
                              New York, New York 10178
      Form 13F File Number:   28-6802

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:       Abraham Biderman
      Title:      Executive Vice President
      Phone:      (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Abraham Biderman    New York, New York         November 14, 2001

Report Type (Check only one):

      [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number:   28-6106
Name:                   Kenneth Lipper

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



ATTACHMENT

The Section 13(f) securities positions of Lipper Holdings, LLC ("Lipper Holdings") are reported on the Form 13F-HR report filed by Kenneth Lipper ("K. Lipper"), the holder of a majority of the member interests of Lipper Holdings and the majority shareholder of Lipper & Company, Inc. ("Lipper Inc."), the manager of Lipper Holdings. As the majority member of Lipper Holdings and the majority shareholder of Lipper Inc., K. Lipper does not exercise direct investment discretion with respect to any Section 13(f) securities over which Lipper Holdings may be deemed to exercise investment discretion for the purpose of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. To the extent, however, that K. Lipper's interest in Lipper Holdings may give rise to a filing obligation on behalf of K. Lipper under Section 13(f) and the regulations promulgated thereunder, the information that Lipper Holdings is required to file by Section 13(f) and the regulations promulgated thereunder is included in the Form 13F-HR report filed by K. Lipper.

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